Document and Entity Information	May 08, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 08, 2024
Entity File Number	001-41207
Entity Registrant Name	FGI Industries Ltd.
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1603252
Entity Address State Or Province	NJ
Entity Address, Address Line One	906 Murray Road
Entity Address, City or Town	East Hanover
Entity Address, Postal Zip Code	07936
City Area Code	973
Local Phone Number	428-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001864943
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(g) Security	Ordinary Shares, $0.0001 par value per share
Trading Symbol	FGI
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(g) Security	Warrants to purchase Ordinary Shares
Trading Symbol	FGIWW
Security Exchange Name	NASDAQ